Payables and Other Non-current Liabilities - Narrative (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Line Items]
Additions			€ 1,111	€ 2,727
Outstanding balance			38,880
Non-current portion of non-current borrowings	€ 1,362		1,195	1,362
Non-current government grants	150		64	150
Licenses
Trade And Other Payables [Line Items]
Additions			32	25
Payment on borrowings			147	146
Telefónica México | Spectrum | Licenses
Trade And Other Payables [Line Items]
Payment on borrowings			1	37
Non-current portion of non-current borrowings	90		85	90
Telefónica Germany | Licenses
Trade And Other Payables [Line Items]
Additions		€ 1,425
Payment on borrowings	87		87
Outstanding balance	1,272		1,196	1,272
Non-current portion of non-current borrowings	€ 1,186		€ 1,089	€ 1,186